CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5: -	CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$18,018	$8,539
Cash equivalents in USD deposits (1)	-	4,001
Cash equivalents in NIS deposits (2)	75	141
	$18,093	$12,681

(1)	The deposits bear interest of 1.53% per year, as of December 31, 2017 .
(2)	The deposits bear interest of 0.16% per year, as of December 31, 2018 and 0.01% per year, as of December 31, 2017.